UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22022
Advent Claymore Convertible Securities and Income Fund II
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2014 – July 31, 2014

Item 1.   Schedule of Investments.
Attached hereto.

AGC Advent Claymore Convertible Securities and Income Fund II
Portfolio of Investments
July 31, 2014 (unaudited)

Principal					Optional Call
Amount~	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 157.4%
	Convertible Bonds - 97.2%
	Airlines - 0.6%
EUR 700,000	International Consolidated Airlines Group SA (Spain)	NR	1.750%	05/31/2018	N/A	$1,151,175
142,000	United Airlines, Inc.(a)	B	4.500%	01/15/2015	N/A	351,539
						1,502,714

	Apparel - 1.1%
EUR 400,000	Adidas AG, Series ADS (Germany)	NR	0.250%	06/14/2019	N/A	584,332
448,000	Iconix Brand Group, Inc.(a)	NR	1.500%	03/15/2018	N/A	644,560
HKD 12,000,000	Shenzhou International Group Holdings Ltd. (Cayman Islands)(a)	NR	0.500%	06/18/2019	N/A	1,549,925
						2,778,817

	Auto Manufacturers - 1.7%
EUR 1,400,000	Volkswagen International Finance NV (Netherlands)(a) (b)	BBB	5.500%	11/09/2015	N/A	2,039,466
1,700,000	Volkswagen International Finance NV, Series REGS (Netherlands)	BBB	5.500%	11/09/2015	N/A	2,477,108
						4,516,574

	Auto Parts & Equipment - 1.3%
EUR 6,430,000	Faurecia, Series EO (France)(a)	B3	3.250%	01/01/2018	N/A	2,552,388
EUR 700,000	Sogefi SpA, Series SO (Italy)	NR	2.000%	05/21/2021	N/A	916,997
						3,469,385

	Banks - 1.8%
EUR 2,100,000	CaixaBank SA, Series REPS (Spain)(a)	NR	4.500%	11/22/2016	N/A	2,898,309
EUR 1,200,000	CAJA de Ahorros y Pensiones de Barcelona, Series CABK (Spain)(a)	NR	1.000%	11/25/2017	N/A	1,807,906
						4,706,215

	Biotechnology - 6.6%
3,892,000	BioMarin Pharmaceutical, Inc.(a)	NR	1.500%	10/15/2020	N/A	4,108,492
2,000,000	Cubist Pharmaceuticals, Inc.(a) (b)	NR	1.125%	09/01/2018	N/A	2,152,500
871,000	Cubist Pharmaceuticals, Inc.(a) (b)	NR	1.875%	09/01/2020	N/A	939,047
442,000	Gilead Sciences, Inc., Series D(a)	A-	1.625%	05/01/2016	N/A	1,777,947
907,000	Illumina, Inc.(a) (b)	BBB-	0.500%	06/15/2021	N/A	905,299
1,000,000	Incyte Corp. Ltd.(a) (b)	NR	0.375%	11/15/2018	N/A	1,208,125
687,000	Incyte Corp. Ltd.(a) (b)	NR	1.250%	11/15/2020	N/A	830,841
953,000	InterMune, Inc.(a)	NR	2.500%	09/15/2018	N/A	1,436,052
1,195,000	Medivation, Inc.(a)	NR	2.625%	04/01/2017	N/A	1,846,275
1,608,000	Theravance, Inc.(a)	NR	2.125%	01/15/2023	N/A	1,724,580
						16,929,158

	Chemicals - 0.0%***
2,840,000	ShengdaTech, Inc.(a) (b) (c) (d)	NR	6.500%	12/15/2015	N/A	41,180

	Commercial Services - 1.4%
1,000,000	DP World Ltd. (United Arab Emirates)(a)	Baa3	1.750%	06/19/2024	N/A	1,052,455
1,750,000	Live Nation Entertainment, Inc.(a) (b)	NR	2.500%	05/15/2019	N/A	1,800,312
627,000	Macquarie Infrastructure Co., LLC(a)	BBB-	2.875%	07/15/2019	N/A	681,471
						3,534,238

	Computers - 1.5%
EUR 6,733	Cap Gemini SA, Series CAP (France)(a) (e)	BBB	0.000%	01/01/2019	N/A	679,603
EUR 83,839	Econocom Group, Series EBAB (Belgium)	NR	1.500%	01/15/2019	N/A	1,272,083
EUR 800,000	Ingenico, Series ING (France)(a)	NR	2.750%	01/01/2017	N/A	818,277
$914,000	SanDisk Corp.(a) (b)	BB+	0.500%	10/15/2020	N/A	1,067,666
						3,837,629

	Diversified Financial Services - 3.1%
1,085,000	Air Lease Corp.(a)	NR	3.875%	12/01/2018	N/A	1,518,322
EUR 2,100,000	Azimut Holding SpA (Italy)	NR	2.125%	11/25/2020	N/A	3,195,024
700,000	HKEx International Ltd. (Hong Kong)	NR	0.500%	10/23/2017	N/A	854,875
996,000	Portfolio Recovery Associates, Inc.(a) (b)	NR	3.000%	08/01/2020	N/A	1,175,280
1,433,000	Walter Investment Management Corp.(a)	NR	4.500%	11/01/2019	N/A	1,329,108
						8,072,609

	Electric - 0.9%
CNY 10,000,000	China Power International Development Ltd. (Hong Kong)	NR	2.750%	09/18/2017	N/A	2,315,497

	Electrical Components & Equipment - 0.5%
JPY 105,000,000	Nidec Corp. (Japan)(e)	NR	0.000%	09/18/2015	N/A	1,317,465

	Electronics - 1.1%
1,250,000	Fluidigm Corp.(a)	NR	2.750%	02/01/2034	02/06/21 @ 100	1,164,844
612,000	Vishay Intertechnology, Inc.(a) (b)	BB+	2.250%	11/15/2040	N/A	713,745
JPY 75,000,000	Yaskawa Electric Corp. (Japan)(e)	NR	0.000%	03/16/2017	N/A	946,297
						2,824,886

	Gas - 2.7%
3,500,000	ENN Energy Holdings Ltd. (Cayman Islands)(a) (e)	NR	0.000%	02/26/2018	N/A	4,331,250
HKD 20,000,000	Shine Power International Ltd. (British Virgin Islands)(e)	NR	0.000%	07/28/2019	N/A	2,541,919
						6,873,169

	Hand & Machine Tools - 1.6%
EUR 900,000	KUKA AG, Series KU2 (Germany)	NR	2.000%	02/12/2018	N/A	1,558,235
JPY 210,000,000	OSG Corp. (Japan)(e)	NR	0.000%	04/04/2022	N/A	2,541,912
						4,100,147

	Health Care Products - 3.5%
1,850,000	HeartWare International, Inc.(a)	NR	3.500%	12/15/2017	N/A	2,126,344
591,000	Hologic, Inc., Series 2010(a) (f) (g)	B+	2.000%	12/15/2037	12/15/16 @ 100	747,984
EUR 1,200,000	Safilo Group SpA, Series SML (Italy)(a)	NR	1.250%	05/22/2019	N/A	1,643,171
2,250,000	Volcano Corp.(a)	NR	1.750%	12/01/2017	N/A	2,136,094
1,705,000	Wright Medical Group, Inc.(a)	NR	2.000%	08/15/2017	N/A	2,324,128
						8,977,721

	Health Care Services - 1.5%
641,000	Brookdale Senior Living, Inc.(a)	NR	2.750%	06/15/2018	N/A	876,568
662,000	Molina Healthcare, Inc.(a)	NR	1.125%	01/15/2020	N/A	779,091
1,383,000	WellPoint, Inc.(a)	A-	2.750%	10/15/2042	N/A	2,172,174
						3,827,833

	Holding Companies-Diversified - 1.2%
400,000	Giant Great Ltd. (British Virgin Islands)(a)	NR	3.000%	07/21/2016	N/A	631,100
SEK 6,000,000	Industrivarden AB, Series ICA (Sweden)(a) (e)	A-	0.000%	05/15/2019	N/A	864,472
EUR 682,500	Misarte, Series PP (France)	NR	3.250%	01/01/2016	N/A	1,607,787
						3,103,359

	Home Builders - 1.0%
2,197,000	Ryland Group, Inc.(a)	BB-	1.625%	05/15/2018	N/A	2,665,236

	Home Furnishings - 0.9%
EUR 1,500,000	Steinhoff Finance Holding GmbH, Series SHF (Austria)(a)	NR	4.000%	01/30/2021	N/A	2,413,418

	Household Products & Housewares - 2.0%
2,068,000	Jarden Corp.(a)	BB-	1.500%	06/15/2019	N/A	2,404,050
2,750,000	Jarden Corp.(b)	BB-	1.125%	03/15/2034	N/A	2,729,375
						5,133,425

	Insurance - 1.0%
550,000	Fidelity National Financial, Inc.	BBB-	4.250%	08/15/2018	N/A	894,781
1,277,000	Radian Group, Inc.(a)	B-	2.250%	03/01/2019	N/A	1,704,795
						2,599,576

	Internet - 7.5%
3,454,000	Ctrip.com International Ltd. (Cayman Islands)(a) (b)	NR	1.250%	10/15/2018	N/A	3,792,924
759,000	MercadoLibre, Inc.(a) (b)	NR	2.250%	07/01/2019	N/A	775,603
2,347,000	Priceline Group, Inc.(a) (h)	BBB	1.000%	03/15/2018	N/A	3,397,283
2,500,000	SINA Corp. (Cayman Islands)(a) (b)	NR	1.000%	12/01/2018	N/A	2,310,937
3,500,000	TIBCO Software, Inc.(a)	NR	2.250%	05/01/2032	05/05/17 @ 100	3,552,500
1,090,000	Vipshop Holdings Ltd. (Cayman Islands)(a)	NR	1.500%	03/15/2019	N/A	1,370,675
2,772,000	Yahoo!, Inc.(a) (b) (e)	BB+	0.000%	12/01/2018	N/A	2,808,382
1,430,000	Yandex NV (Netherlands)(a) (b)	NR	1.125%	12/15/2018	N/A	1,295,044
						19,303,348

	Investment Companies - 2.4%
EUR 700,000	Aabar Investments PJSC, Series REGs (United Arab Emirates)(a)	NR	4.000%	05/27/2016	N/A	1,073,344
1,525,000	AYC Finance Ltd. (Cayman Islands)(a)	NR	0.500%	05/02/2019	N/A	1,673,085
3,500,000	Prospect Capital Corp.(a) (b)	BBB	4.750%	04/15/2020	N/A	3,447,500
						6,193,929

	Leisure Time - 0.9%
1,000,000	Callaway Golf Co.(a)	NR	3.750%	08/15/2019	08/15/15 @ 100	1,165,625
EUR 1,390,000	TUI AG, Series REGS (Germany)	B	2.750%	03/24/2016	N/A	1,247,231
						2,412,856

	Lodging - 1.1%
1,988,000	MGM Resorts International(a)	B+	4.250%	04/15/2015	N/A	2,955,907

	Machinery-Diversified - 1.5%
2,321,000	Chart Industries, Inc.(a)	BB-	2.000%	08/01/2018	N/A	3,052,115
JPY 70,000,000	Ebara Corp., Series 6 (Japan)(e)	NR	0.000%	03/19/2018	N/A	952,983
						4,005,098

	Media - 2.5%
1,434,000	Liberty Interactive, LLC(a)	BB	0.750%	03/30/2043	04/05/23 @ 100	2,004,015
2,500,000	Liberty Interactive, LLC(a) (b)	BB	1.000%	09/30/2043	10/05/16 @ 100	2,565,625
1,744,000	Liberty Media Corp.(a) (b)	NR	1.375%	10/15/2023	N/A	1,789,780
						6,359,420

	Metal Fabricate & Hardware - 0.5%
1,100,000	MISUMI Group, Inc. (Japan)(e)	NR	0.000%	10/22/2018	N/A	1,172,875

	Mining - 3.9%
700,000	Glencore Finance Europe SA (Luxembourg)	BBB	5.000%	12/31/2014	N/A	816,900
5,000,000	Goldcorp, Inc. (Canada)(a)	BBB+	2.000%	08/01/2014	N/A	5,000,000
2,500,000	Newmont Mining Corp., Series B	BBB	1.625%	07/15/2017	N/A	2,678,125
1,000,000	Stillwater Mining Co., Series SWC(a)	B+	1.750%	10/15/2032	10/20/19 @ 100	1,493,750
						9,988,775

	Miscellaneous Manufacturing - 1.2%
JPY 100,000,000	Nikkiso Co. Ltd. (Japan)(e)	NR	0.000%	08/02/2018	N/A	1,021,783
1,750,000	Siemens Financieringsmaatschappij NV, Series WW (Netherlands)(a)	A+	1.650%	08/16/2019	N/A	1,980,046
						3,001,829

	Oil & Gas - 3.2%
4,000,000	Chesapeake Energy Corp.(a)	BB+	2.250%	12/15/2038	12/15/18 @ 100	3,867,500
1,000,000	Cobalt International Energy, Inc.(a)	CCC-	2.625%	12/01/2019	N/A	890,000
615,000	Cobalt International Energy, Inc.	CCC-	3.125%	05/15/2024	N/A	606,928
2,000,000	Energy XXI Bermuda Ltd. (Bermuda)(a) (b)	B-	3.000%	12/15/2018	N/A	1,897,500
880,000	Premier Oil Finance Jersey Ltd., Series PMO (Jersey)	NR	2.500%	07/27/2018	N/A	1,002,584
						8,264,512

	Oil & Gas Services - 1.9%
1,747,000	Hornbeck Offshore Services, Inc.(a)	BB-	1.500%	09/01/2019	N/A	2,034,163
700,000	SUBSEA 7, Inc. (Cayman Islands)	NR	3.500%	10/13/2014	N/A	775,320
EUR 1,794,000	Technip SA, Series TEC (France)	BBB+	0.500%	01/01/2016	N/A	2,132,347
						4,941,830

	Pharmaceuticals - 3.1%
1,994,000	Array BioPharma, Inc.(a)	NR	3.000%	06/01/2020	N/A	1,876,852
1,073,000	Auxilium Pharmaceuticals, Inc.(a)	NR	1.500%	07/15/2018	N/A	1,145,428
448,000	Herbalife Ltd. (Cayman Islands)(a) (b)	NR	2.000%	08/15/2019	N/A	367,362
1,703,000	Omnicare, Inc.(a)	BB	3.500%	02/15/2044	02/15/19 @ 93	1,880,751
822,000	Orexigen Therapeutics, Inc.(a) (b)	NR	2.750%	12/01/2020	N/A	792,716
948,000	Salix Pharmaceuticals Ltd.(a)	NR	1.500%	03/15/2019	N/A	1,963,545
						8,026,654

	Real Estate - 2.5%
EUR 500,000	Conwert Immobilien Invest SE (Austria)	NR	4.500%	09/06/2018	N/A	727,203
2,246,000	Forest City Enterprises, Inc.(a)	BB-	3.625%	08/15/2020	08/15/18 @ 100	2,345,666
EUR 239,000	IMMOFINANZ AG (Austria)(a)	NR	4.250%	03/08/2018	N/A	1,460,317
GBP 700,000	St Modwen Properties Securities Jersey Ltd., Series SMP (Jersey)(a)	NR	2.875%	03/06/2019	N/A	1,174,737
GBP 400,000	Unite Jersey Issuer Ltd., Series UTG (Jersey)(a)	NR	2.500%	10/10/2018	N/A	693,283
						6,401,206

	Real Estate Investment Trusts - 7.2%
4,250,000	Annaly Capital Management, Inc.(a)	NR	5.000%	05/15/2015	N/A	4,324,375
EUR 2,300,000	Beni Stabili SpA (Italy)(a)	NR	3.375%	01/17/2018	N/A	3,564,399
2,000,000	Colony Financial, Inc.(a)	NR	3.875%	01/15/2021	N/A	2,038,750
784,000	DDR Corp.(a)	BBB-	1.750%	11/15/2040	11/20/15 @ 100	941,290
522,000	Host Hotels & Resorts, LP(a) (b)	BBB	2.500%	10/15/2029	10/20/15 @ 100	873,045
1,144,000	NorthStar Realty Finance, LP(a) (b)	NR	5.375%	06/15/2033	06/15/23 @ 100	2,063,490
2,750,000	Spirit Realty Capital, Inc.(a)	NR	3.750%	05/15/2021	N/A	2,784,389
1,835,000	Starwood Property Trust, Inc.(a)	BB-	4.000%	01/15/2019	N/A	2,086,166
						18,675,904

	Retail - 0.6%
EUR 461,963	Rallye SA, Series COFP (France)(a)	NR	1.000%	10/02/2020	N/A	692,990
EUR 700,000	Sonae Investments BV, Series SON (Netherlands)	NR	1.625%	06/11/2019	N/A	893,517
						1,586,507

	Semiconductors - 5.7%
HKD 10,000,000	ASM Pacific Technology Ltd. (Cayman Islands)(a)	NR	2.000%	03/28/2019	N/A	1,387,088
742,000	Microchip Technology, Inc.(a)	NR	2.125%	12/15/2037	N/A	1,313,340
2,182,000	Micron Technology, Inc., Series G(a)	BB	3.000%	11/15/2043	11/20/18 @ 83	2,690,679
658,000	Novellus Systems, Inc.(a)	BBB	2.625%	05/15/2041	N/A	1,377,276
1,195,000	NVIDIA Corp.(a) (b)	BB+	1.000%	12/01/2018	N/A	1,299,562
864,000	ON Semiconductor Corp., Series B(a)	BB+	2.625%	12/15/2026	12/20/16 @ 100	984,960
1,300,000	Semiconductor Manufacturing International Corp., Series REGS (Cayman Islands)(e)	NR	0.000%	11/07/2018	N/A	1,439,750
3,189,000	SunEdison, Inc.(a) (b)	NR	0.250%	01/15/2020	N/A	3,218,897
750,000	Xilinx, Inc.(a)	A-	2.625%	06/15/2017	N/A	1,106,250
						14,817,802

	Software - 7.3%
2,500,000	Akamai Technologies, Inc.(a) (b) (e)	NR	0.000%	02/15/2019	N/A	2,537,512
1,500,000	Allscripts Healthcare Solutions, Inc.(a) (b)	NR	1.250%	07/01/2020	N/A	1,711,875
3,890,000	Citrix Systems, Inc.(a) (b)	BBB	0.500%	04/15/2019	N/A	4,237,669
2,438,000	Cornerstone OnDemand, Inc.(a)	NR	1.500%	07/01/2018	N/A	2,660,467
HKD 18,000,000	Kingsoft Corp. Ltd. (Cayman Islands)(a)	NR	1.250%	04/11/2019	N/A	2,206,902
2,500,000	Nuance Communications, Inc.(a)	BB-	2.750%	08/15/2027	N/A	2,564,063
1,392,000	Proofpoint, Inc.(a) (b)	NR	1.250%	12/15/2018	N/A	1,604,280
1,149,000	ServiceNow, Inc.(a) (b) (e)	NR	0.000%	11/01/2018	N/A	1,239,484
						18,762,252

	Telecommunications - 6.3%
EUR 400,000	Alcatel-Lucent, Series ALU (France)	CCC+	4.250%	07/01/2018	N/A	1,650,557
2,185,000	Ciena Corp.(a) (b)	NR	4.000%	03/15/2015	N/A	2,445,834
3,500,000	Ciena Corp.(a)	B	0.875%	06/15/2017	N/A	3,484,688
282,000	Ciena Corp.(a)	NR	4.000%	12/15/2020	N/A	369,596
4,210,000	Clearwire Communications, LLC / Clearwire Finance, Inc.(a) (b)	Ba1	8.250%	12/01/2040	12/01/17 @ 100	4,873,075
482,000	Finisar Corp.(a) (b)	NR	0.500%	12/15/2033	12/22/18 @ 100	472,059
EUR 400,000	Nokia OYJ, Series REGS (Finland)(a)	BB	5.000%	10/26/2017	N/A	1,334,575
EUR 1,000,000	Telecom Italia Finance SA, Series REGS (Luxembourg)	B+	6.125%	11/15/2016	N/A	1,571,147
						16,201,531

	Transportation - 0.9%
600,000	Golar LNG Ltd. (Bermuda)	NR	3.750%	03/07/2017	N/A	835,140
JPY 90,000,000	Kawasaki Kisen Kaisha Ltd. (Japan)(e)	NR	0.000%	09/26/2018	N/A	887,660
JPY 60,000,000	Yamato Holdings Co., Ltd. (Japan)(a) (e)	NR	0.000%	03/07/2016	N/A	712,024
						2,434,824

	Total Convertible Bonds - 97.2%
	(Cost $250,267,369)					251,047,310

	Corporate Bonds - 43.3%
	Aerospace & Defense - 1.1%
2,841,000	Kratos Defense & Security Solutions, Inc.(a) (b)	B	7.000%	05/15/2019	05/15/16 @ 105	2,947,537

	Agriculture - 0.2%
375,000	Vector Group Ltd.(a) (b)	B+	7.750%	02/15/2021	02/15/16 @ 106	399,375

	Auto Manufacturers - 0.9%
750,000	Allied Specialty Vehicles, Inc.(a) (b)	B+	8.500%	11/01/2019	11/01/16 @ 104	798,750
1,500,000	Chrysler Group, LLC / CG Co.-Issuer, Inc.(a)	B	8.000%	06/15/2019	06/15/15 @ 104	1,605,000
						2,403,750

	Auto Parts & Equipment - 0.8%
675,000	Dana Holding Corp.(a)	BB+	6.750%	02/15/2021	02/15/16 @ 103	717,188
570,000	Goodyear Tire & Rubber Co.(a)	B+	8.250%	08/15/2020	08/15/15 @ 104	618,450
750,000	TRW Automotive, Inc.(a) (b)	BBB-	4.500%	03/01/2021	N/A	766,875
						2,102,513

	Banks - 2.0%
1,000,000	CIT Group, Inc.(a)	BB-	5.375%	05/15/2020	N/A	1,063,750
560,000	Credit Agricole SA (France)(a) (b) (i)	BB+	7.875%	01/29/2049	01/23/24 @ 100	595,560
3,418,000	Synovus Financial Corp.(a)	B+	5.125%	06/15/2017	N/A	3,520,540
						5,179,850

	Biotechnology - 0.3%
750,000	Novasep Holding SAS (France)(b)	B-	8.000%	12/15/2016	N/A	746,325

	Building Materials - 1.8%
650,000	Boise Cascade Co.(a)	B+	6.375%	11/01/2020	11/01/15 @ 105	689,000
3,218,000	Cemex SAB de CV (Mexico)(a) (b) (i)	B+	4.984%	10/15/2018	N/A	3,444,869
EUR 375,000	Pfleiderer GmbH (Germany)(b)	CCC+	7.875%	08/01/2019	08/01/16 @ 104	487,952
						4,621,821

	Chemicals - 1.9%
750,000	Ashland, Inc.(a)	BB	4.750%	08/15/2022	05/15/22 @ 100	729,375
688,000	Celanese US Holdings, LLC(a)	BB+	5.875%	06/15/2021	N/A	748,200
750,000	Celanese US Holdings, LLC(a)	BB+	4.625%	11/15/2022	N/A	750,000
750,000	Cornerstone Chemical Co., Series AI(a)	B-	9.375%	03/15/2018	03/15/15 @ 107	800,625
375,000	HIG BBC Intermediate Holdings, LLC / HIG BBC Holdings Corp.(a) (b) (j)	NR	10.500%	09/15/2018	03/15/16 @ 105	386,250
375,000	Kissner Milling Co. Ltd. (Canada)(a) (b)	B-	7.250%	06/01/2019	06/01/16 @ 106	384,375
1,050,000	Vertellus Specialties, Inc.(a) (b)	CCC+	9.375%	10/01/2015	10/01/14 @ 100	1,060,500
						4,859,325

	Coal - 0.2%
250,000	CONSOL Energy, Inc.(a) (b)	BB	5.875%	04/15/2022	04/15/17 @ 104	253,906
182,000	SunCoke Energy, Inc.(a)	B+	7.625%	08/01/2019	08/01/15 @ 104	193,057
						446,963

	Commercial Services - 1.5%
575,000	ADT Corp.(a)	BB-	6.250%	10/15/2021	N/A	596,562
750,000	Cenveo Corp.(a) (b)	B	6.000%	08/01/2019	02/01/19 @ 100	729,375
175,000	Live Nation Entertainment, Inc.(b)	B+	5.375%	06/15/2022	06/15/17 @ 104	175,875
2,264,000	Prospect Medical Holdings, Inc.(a) (b)	B-	8.375%	05/01/2019	05/01/15 @ 106	2,462,100
						3,963,912

	Distribution & Wholesale - 0.1%
200,000	Global Partners, LP/GLP Finance Corp.(a) (b)	B+	6.250%	07/15/2022	07/15/17 @ 105	198,750

	Diversified Financial Services - 0.8%
800,000	Ally Financial, Inc.(a)	BB	7.500%	09/15/2020	N/A	925,000
375,000	Jefferies Finance, LLC / JFIN Co.-Issuer Corp.(a) (b)	B	6.875%	04/15/2022	04/15/17 @ 105	376,406
850,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(a)	B+	6.500%	06/01/2022	12/01/17 @ 103	830,875
						2,132,281

	Electric - 0.3%
750,000	Calpine Corp.(b)	BB	7.875%	01/15/2023	01/15/17 @ 104	815,625

	Engineering & Construction - 0.2%
648,000	MasTec, Inc.(a)	BB-	4.875%	03/15/2023	03/15/18 @ 102	639,090

	Entertainment - 0.4%
750,000	Churchill Downs, Inc.(a) (b)	BB	5.375%	12/15/2021	12/15/16 @ 104	761,603
356,000	Six Flags Entertainment Corp.(a) (b)	BB-	5.250%	01/15/2021	01/15/16 @ 104	355,110
						1,116,713

	Environmental Control - 0.6%
750,000	Casella Waste Systems, Inc.(a)	CCC+	7.750%	02/15/2019	02/15/15 @ 104	776,250
750,000	Clean Harbors, Inc.(a)	BB+	5.125%	06/01/2021	12/01/16 @ 103	750,000
						1,526,250

	Food - 1.0%
1,000,000	Land O'Lakes Capital Trust I(a) (b)	BB	7.450%	03/15/2028	N/A	1,030,000
GBP 250,000	R&R ICE Cream PLC (United Kingdom)(a) (b)	B	5.500%	05/15/2020	05/15/16 @ 103	416,377
976,000	Simmons Foods, Inc.(b)	CCC	10.500%	11/01/2017	11/01/14 @ 105	1,043,100
						2,489,477

	Forest Products & Paper - 0.9%
1,125,000	Appvion, Inc.(a) (b)	CCC+	9.000%	06/01/2020	12/01/16 @ 105	1,078,594
375,000	Catalyst Paper Corp. (Canada)(a)(j) (k)	NR	11.000%	10/30/2017	N/A	301,875
800,000	Sappi Papier Holding GmbH (Austria)(a) (b)	BB	6.625%	04/15/2021	04/15/16 @ 103	850,000
200,000	Tembec Industries, Inc. (Canada)(a)	CCC+	11.250%	12/15/2018	12/15/14 @ 106	215,500
						2,445,969

	Health Care Products - 0.5%
1,125,000	Biomet, Inc.(a)	B-	6.500%	08/01/2020	08/01/15 @ 105	1,216,294

	Health Care Services - 2.7%
750,000	Fresenius Medical Care US Finance, Inc.(a) (b)	BB+	5.750%	02/15/2021	N/A	811,875
750,000	Gentiva Health Services, Inc.(a)	CCC+	11.500%	09/01/2018	09/01/15 @ 103	795,937
1,425,000	HCA Holdings, Inc.(a)	B-	7.750%	05/15/2021	11/15/15 @ 104	1,540,781
1,125,000	Health Net, Inc.(a)	BB	6.375%	06/01/2017	N/A	1,229,063
375,000	HealthSouth Corp.(a)	BB-	8.125%	02/15/2020	02/15/15 @ 104	397,500
1,125,000	IASIS Healthcare, LLC / IASIS Capital Corp.(a)	CCC+	8.375%	05/15/2019	05/15/15 @ 104	1,192,500
1,000,000	Tenet Healthcare Corp.(a)	B+	6.000%	10/01/2020	N/A	1,047,500
						7,015,156

	Home Furnishings - 0.2%
EUR 375,000	Magnolia BC SA (Luxembourg)(b)	B	9.000%	08/01/2020	08/01/16 @ 105	519,311

	Household Products & Housewares - 0.5%
1,125,000	Reynolds Group Issuer, Inc.(a)	CCC+	9.000%	04/15/2019	10/15/15 @ 102	1,178,438

	Internet - 0.3%
750,000	Equinix, Inc.(a)	BB	5.375%	04/01/2023	04/01/18 @ 103	757,500

	Investment Companies - 0.3%
750,000	Covenant Surgical Partners, Inc.(a) (b)	B-	8.750%	08/01/2019	08/01/16 @ 107	750,000

	Iron & Steel - 0.3%
200,000	Commercial Metals Co.(a)	BB+	4.875%	05/15/2023	02/15/23 @ 100	193,500
500,000	Steel Dynamics, Inc.(a)	BB+	6.375%	08/15/2022	08/15/17 @ 103	535,000
						728,500

	Leisure Time - 0.6%
750,000	Carlson Wagonlit BV (Netherlands)(a) (b)	B+	6.875%	06/15/2019	06/15/15 @ 105	801,562
GBP 375,000	Travelex Financing PLC (United Kingdom)(b)	B	8.000%	08/01/2018	08/01/15 @ 104	672,682
						1,474,244

	Lodging - 0.0%***
8	MTR Gaming Group, Inc.	B-	11.500%	08/01/2019	08/01/15 @ 106	9

	Machinery-Construction & Mining - 0.2%
475,000	Permian Holdings, Inc.(a) (b)	B-	10.500%	01/15/2018	07/15/15 @ 108	484,500

	Machinery-Diversified - 0.3%
750,000	Waterjet Holdings, Inc.(a) (b)	B	7.625%	02/01/2020	02/01/17 @ 104	791,250

	Media - 1.7%
3,012,000	Clear Channel Communications, Inc.(a)	CCC+	9.000%	12/15/2019	07/15/15 @ 105	3,102,360
188,000	Clear Channel Communications, Inc.(a)	CCC+	11.250%	03/01/2021	03/01/16 @ 108	207,505
375,000	DISH DBS Corp.(a)	BB-	5.125%	05/01/2020	N/A	383,437
750,000	Starz, LLC / Starz Finance Corp.(a)	BB	5.000%	09/15/2019	09/15/15 @ 103	765,000
						4,458,302

	Mining - 1.1%
375,000	Barminco Finance Pty Ltd. (Australia)(a) (b)	B-	9.000%	06/01/2018	N/A	345,000
375,000	Compass Minerals International, Inc.(a) (b)	BB+	4.875%	07/15/2024	05/15/24 @ 100	369,375
416,000	First Quantum Minerals Ltd. (Canada)(a) (b)	B+	6.750%	02/15/2020	02/15/17 @ 103	426,400
416,000	First Quantum Minerals Ltd. (Canada)(a) (b)	B+	7.000%	02/15/2021	02/15/18 @ 104	430,560
750,000	FMG Resources August 2006 Pty Ltd. (Australia)(a) (b)	BB-	8.250%	11/01/2019	11/01/15 @ 104	807,187
750,000	St Barbara Ltd. (Australia)(a) (b)	B-	8.875%	04/15/2018	10/15/15 @ 107	596,250
						2,974,772

	Miscellaneous Manufacturing - 1.8%
1,255,000	Bombardier, Inc. (Canada)(b)	BB-	4.750%	04/15/2019	N/A	1,217,350
575,000	Dispensing Dynamics International(a) (b)	B-	12.500%	01/01/2018	01/01/16 @ 106	627,469
2,165,000	LSB Industries, Inc.(a)	B+	7.750%	08/01/2019	08/01/16 @ 104	2,332,787
375,000	Polymer Group, Inc.(a) (b)	CCC+	6.875%	06/01/2019	12/01/15 @ 105	379,219
						4,556,825

	Oil & Gas - 8.0%
1,108,000	Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.(a)	CCC+	9.625%	10/15/2018	10/15/15 @ 102	1,163,400
200,000	American Energy-Permian Basin, LLC / AEPB Finance Corp.(b)	CCC+	7.125%	11/01/2020	01/31/17 @ 105	193,250
825,000	American Energy-Permian Basin, LLC / AEPB Finance Corp.(b)	CCC+	7.375%	11/01/2021	07/31/17 @ 104	797,156
500,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp.(a)	B-	7.875%	04/15/2022	01/15/17 @ 104	525,000
625,000	Chesapeake Energy Corp.(a)	BB+	6.625%	08/15/2020	N/A	699,609
350,000	Chesapeake Energy Corp.	BB+	6.875%	11/15/2020	N/A	395,500
750,000	Clayton Williams Energy, Inc.(a)	B-	7.750%	04/01/2019	04/01/15 @ 104	791,250
625,000	Drill Rigs Holdings, Inc. (Marshall Islands)(a) (b)	B	6.500%	10/01/2017	10/01/15 @ 103	634,375
750,000	Energy XXI Gulf Coast, Inc.(a)	B	7.500%	12/15/2021	12/15/16 @ 106	787,500
320,000	Energy XXI Gulf Coast, Inc.(a) (b)	B	6.875%	03/15/2024	03/15/19 @ 103	319,200
750,000	Halcon Resources Corp.(a)	CCC+	9.750%	07/15/2020	07/15/16 @ 105	806,250
4,606,000	Halcon Resources Corp.(a)	CCC+	8.875%	05/15/2021	11/15/16 @ 104	4,801,755
750,000	Lightstream Resources Ltd. (Canada)(a) (b)	B-	8.625%	02/01/2020	02/01/16 @ 104	780,000
125,000	Northern Blizzard Resources, Inc. (Canada)(a) (b)	B-	7.250%	02/01/2022	02/01/17 @ 105	132,188
950,000	Oasis Petroleum, Inc.(a) (b)	B+	6.875%	03/15/2022	09/15/17 @ 103	1,033,125
750,000	PBF Holding Co., LLC / PBF Finance Corp.(a)	BB+	8.250%	02/15/2020	02/15/16 @ 104	808,125
750,000	Penn Virginia Corp.(a)	B-	8.500%	05/01/2020	05/01/17 @ 104	834,375
250,000	Precision Drilling Corp. (Canada)(b)	BB	5.250%	11/15/2024	05/15/19 @ 103	245,625
775,000	QEP Resources, Inc.(a)	BB+	6.875%	03/01/2021	N/A	862,188
870,000	Range Resources Corp.(a)	BB	5.000%	08/15/2022	02/15/17 @ 103	896,100
1,000,000	Samson Investment Co.(a) (b)	CCC+	10.750%	02/15/2020	02/15/16 @ 105	1,017,500
645,000	SandRidge Energy, Inc.(a)	B-	8.125%	10/15/2022	04/15/17 @ 104	690,150
750,000	Tesoro Corp.(a)	BB+	5.375%	10/01/2022	10/01/17 @ 103	757,500
750,000	W&T Offshore, Inc.(a)	B-	8.500%	06/15/2019	06/15/15 @ 104	802,500
						20,773,621

	Oil & Gas Services - 0.2%
350,000	Forbes Energy Services Ltd.(a)	B	9.000%	06/15/2019	06/15/15 @ 105	357,000
120,000	Gulfmark Offshore, Inc.(a)	BB-	6.375%	03/15/2022	03/15/17 @ 103	120,600
						477,600

	Pharmaceuticals - 0.6%
375,000	JLL/Delta Dutch Newco BV (Netherlands)(a) (b)	CCC+	7.500%	02/01/2022	02/01/17 @ 106	387,656
1,125,000	Valeant Pharmaceuticals International(a) (b)	B	6.750%	08/15/2021	02/15/16 @ 103	1,174,219
						1,561,875

	Pipelines - 0.8%
750,000	Eagle Rock Energy Partners, LP / Eagle Rock Energy Finance Corp.	B	8.375%	06/01/2019	06/01/15 @ 104	806,250
200,000	Genesis Energy, LP / Genesis Energy Finance Corp.(a)	B	5.750%	02/15/2021	02/15/17 @ 103	203,000
750,000	Regency Energy Partners, LP / Regency Energy Finance Corp.(a)	BB	5.750%	09/01/2020	06/01/20 @ 100	783,750
250,000	Tesoro Logistics, LP / Tesoro Logistics Finance Corp.(a)	BB-	5.875%	10/01/2020	10/01/16 @ 103	258,750
						2,051,750

	Private Equity - 1.0%
EUR 1,500,000	Emma Delta Finance (Cyprus)(a) (b)	NR	12.000%	10/15/2017	N/A	2,528,821

	Real Estate - 0.2%
500,000	Kennedy-Wilson, Inc.(a)	BB-	8.750%	04/01/2019	04/01/15 @ 104	538,125

	Real Estate Investment Trusts - 0.3%
300,000	DuPont Fabros Technology, LP(a)	BB	5.875%	09/15/2021	09/15/16 @ 104	307,500
360,000	OMEGA Healthcare Investors, Inc.(a)	BBB-	5.875%	03/15/2024	03/15/17 @ 103	377,100
						684,600

	Retail - 0.2%
375,000	First Cash Financial Services, Inc.(a) (b)	BB-	6.750%	04/01/2021	04/01/17 @ 105	400,313

	Semiconductors - 0.2%
250,000	Advanced Micro Devices, Inc.(a) (b)	B	7.000%	07/01/2024	07/01/19 @ 104	244,375
375,000	Micron Technology, Inc.(b)	BB	5.500%	02/01/2025	08/01/19 @ 103	374,062
						618,437

	Software - 2.5%
48,000	Activision Blizzard, Inc.(a) (b)	BB+	6.125%	09/15/2023	09/15/18 @ 103	51,840
494,000	First Data Corp.(a)	B-	11.250%	01/15/2021	01/15/16 @ 108	560,690
4,999,950	First Data Corp.(a)	CCC+	11.750%	08/15/2021	05/15/16 @ 109	5,862,441
						6,474,971

	Telecommunications - 2.6%
689,000	Altice SA (Luxembourg)(a) (b)	B	7.750%	05/15/2022	05/15/17 @ 106	706,225
825,000	EarthLink Holdings Corp.(a)	B+	7.375%	06/01/2020	06/01/16 @ 106	878,625
1,875,000	Sprint Communications, Inc.(a) (b)	BB+	9.000%	11/15/2018	N/A	2,203,125
750,000	Telecom Italia SpA (Italy)(a) (b)	BB+	5.303%	05/30/2024	N/A	729,375
350,000	Telesat Canada / Telesat, LLC (Canada)(a) (b)	B	6.000%	05/15/2017	05/15/15 @ 102	358,925
725,000	T-Mobile USA, Inc.(a)	BB	6.633%	04/28/2021	04/28/17 @ 103	763,969
1,000,000	Windstream Corp.(a)	B	7.500%	06/01/2022	06/01/17 @ 104	1,081,250
						6,721,494

	Transportation - 1.2%
275,000	Eletson Holdings (Liberia)(a) (b)	B	9.625%	01/15/2022	01/15/18 @ 105	290,812
435,000	Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc. (Marshall Islands)(a) (b)	B+	8.125%	11/15/2021	11/15/16 @ 106	442,613
375,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. (Marshall Islands)(a)	B+	8.125%	02/15/2019	02/15/15 @ 104	385,312
750,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. (Marshall Islands)(a) (b)	BB-	7.375%	01/15/2022	01/15/17 @ 106	765,000
300,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc. (Marshall Islands)(b)	B+	7.250%	05/01/2022	05/01/17 @ 105	306,750
NOK 6,000,000	Teekay Corp. (Marshall Islands)(i)	NR	6.480%	10/09/2015	N/A	975,302
						3,165,789

	Total Corporate Bonds - 43.3%
	(Cost $110,533,752)					111,938,023

	Term Loans - 0.8%(l)
542,277	Caraustar Industries, Inc.	B+	7.500%	05/01/2019	N/A	547,926
750,000	Energy & Exploration Partners	NR	7.750%	01/15/2019	N/A	739,687
750,000	Sprint Industrial Holdings LLC	CCC+	11.250%	05/14/2019	N/A	757,500
	(Cost $2,013,994)					2,045,113

Number
of Shares	Description	Rating*	Coupon	Maturity		Value
	Convertible Preferred Stocks - 7.6%
	Aerospace & Defense - 0.5%
20,074	United Technologies Corp.(a)	BBB+	7.500%	08/01/2015		$ 1,190,790

	Electric - 2.1%
17,300	Dominion Resources, Inc.(a)	BBB	6.375%	07/01/2017		877,110
31,050	Exelon Corp.(a)	BBB-	6.500%	06/01/2017		1,523,934
41,000	NextEra Energy, Inc.(a)	BBB	5.889%	09/01/2015		2,469,020
7,100	NextEra Energy, Inc.(a)	NR	5.799%	09/01/2016		378,643
						5,248,707

	Food - 0.8%
41,034	Tyson Foods, Inc.	NR	4.750%	07/01/2017		2,006,164

	Gas - 0.4%
20,050	Laclede Group, Inc.(a)	NR	6.750%	04/01/2017		1,084,705

	Hand & Machine Tools - 0.7%
7,500	Stanley Black & Decker, Inc.(a)	Baa3	4.750%	11/17/2015		983,625
7,379	Stanley Black & Decker, Inc.(a)	BBB+	6.250%	11/17/2016		836,778
						1,820,403

	Insurance - 0.2%
19,699	MetLife, Inc.(a)	BBB-	5.000%	10/08/2014		596,092

	Oil & Gas - 1.7%
2,829	Chesapeake Energy Corp.(a) (b) (n)	B+	5.750%	-		3,377,119
4,000	Energy XXI Bermuda Ltd. (Bermuda)(a) (n)	CCC	5.625%	-		1,022,500
						4,399,619

	Real Estate Investment Trusts - 1.2%
28,400	American Tower Corp., Series A(a)	NR	5.250%	05/15/2017		3,133,940

	Total Convertible Preferred Stocks - 7.6%
	(Cost $19,131,499)					19,480,420

	Common Stocks - 8.5%
	Auto Manufacturers - 0.6%
30,822	Ford Motor Co.(a)					524,590
30,875	General Motors Co.(a)					1,044,193
						1,568,783

	Banks - 0.4%
19,375	Citigroup, Inc.(a)					947,631

	Beverages - 0.2%
6,200	PepsiCo, Inc.					546,220

	Electric - 0.2%
10,000	Consolidated Edison, Inc.(a)					560,900

	Insurance - 0.9%
40,000	Delta Lloyd NV (Netherlands)					924,023
30,000	Sampo OYJ (Finland)					1,493,208
						2,417,231

	Internet - 0.2%
15,000	Yahoo!, Inc.(h) (m)					537,150

	Media - 0.6%
16,825	DirecTV(a) (m)					1,447,791

	Oil & Gas - 0.6%
175,000	Lightstream Resources Ltd. (Canada)					1,157,397
20,800	Par Petroleum Corp.(a) (m)					392,080
						1,549,477

	Oil & Gas Services - 0.4%
22,610	Hornbeck Offshore Services, Inc.(a) (m)					988,057

	Pharmaceuticals - 1.1%
20,400	Merck & Co., Inc.(h)					1,157,496
3,991	Pharmacyclics, Inc.(m)					480,676
4,000	Roche Holding AG (Switzerland)					1,164,412
						2,802,584

	Real Estate Investment Trusts - 0.3%
48,675	NorthStar Realty Finance Corp.(a)					783,668

	Retail - 1.2%
23,025	Macy's, Inc.					1,330,615
30,600	Target Corp.(a)					1,823,454
						3,154,069

	Semiconductors - 0.4%
23,025	Texas Instruments, Inc.(h)					1,064,906

	Telecommunications - 1.4%
30,600	T-Mobile US, Inc. (m)					1,007,964
23,125	Verizon Communications, Inc.(a)					1,165,963
45,600	Vodafone Group PLC, ADR (United Kingdom)(a) (h)					1,514,832
						3,688,759

	Total Common Stocks - 8.5%
	(Cost $21,913,955)					22,057,226

	Rights - 0.0%***
	Oil & Gas - 0.0%***
24,800	Par Petroleum Corp.(a)(m)					15,180
	(Cost $0)

	Total Long-Term Investments - 157.4%
	(Cost $403,860,569)					406,583,272

Contracts (100 shares per contract)	Options Purchased - 0.2% (m)		Expiration Date	Exercise Price		Value
	Put Options Purchased - 0.2%
1,813	SPDR S&P 500 ETF Trust		September 2014	$189.00		$ 534,835
	(Cost $470,729)

Number
of Shares	Description					Value
	Money Market - 9.8%
25,348,624	Goldman Sachs Financial Prime Obligations - Adminstration Shares Class(o)					$ 25,348,624
	(Cost $25,348,624)

	Total Investments - 167.4%
	(Cost $429,679,922)					432,466,731
	Liabilities in excess of Other Assets - (1.5%)					(3,946,280)
	Total Value of Options Written - (0.1%) (Premiums received $236,108)					(155,134)
	Reverse Repurchase Agreements - (27.1% of Net Assets or 16.2% of Total Investments)					(70,000,000)

	Margin Loan - (38.7% of Net Assets or 23.1% of Total Investments)					(100,000,000)
	Net Assets - 100.0%					$ 258,365,317

ADR - American Depositary Receipt
AG - Stock Corporation
BV - Limited Liability Company
CNY – Chinese Yuan
EUR – Euro
GBP – British Pound
GmbH - Limited Liability
HKD – Hong Kong Dollars
JPY – Japanese Yen
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NOK - Norwegian Krone
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
PJSC - Private Joint Stock Company
Pty - Proprietary
SA - Corporation
SEK - Swedish Krona
S&P - Standard & Poor's
SpA - Limited Share Company
SE - Stock Corporation
SAB de CV - Publicly Traded Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.

*** Less than 0.1%

All percentages shown in the Portfolio of Investments are based on Net Assets, unless otherwise noted.

~ The principal amount is denominated in U.S. Dollars, unless otherwise noted.

(a) All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of July 31, 2014, the total amount segregated was $288,157,747.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of July 31, 2014 these securities amounted to $116,111,819, which represents 44.9% of net assets.

(c) Non-income producing as security is in default.

(d)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $41,180 which represents 0.02% of net assets.

(e) Zero coupon bond.

(f) Security is a "step coupon" bond where the coupon increases or decreases at a predetermined date. The rate shown reflects the rate in effect at the end of the reporting period.

(g) Security becomes an accreting bond after December 15, 2016 with a 2.00% principal accretion rate.

(h) All or a portion of this security represents cover for outstanding written options.

(i) Floating or variable rate coupon. The rate shown is as of July 31, 2014.

(j) Security is a pay-in-kind bond.

(k)
The issuer of this security may elect on May 1 or November 1 of each year to pay the 11.000% coupon entirely in cash, or accrue interest at a rate of 13.000% per annum and make interest payments as follows: (1) 7.5% in cash and (2) 5.5% payment-in-kind shares issued out of the restructuring. During the quarter, the issuer has elected to pay the 11.000% coupon entirely in cash.

(l)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(m) Non-income producing security.

(n) Security is perpetual and, thus does not have a predetermined maturity date.

(o) All or a portion of these securities have been physically segregated as collateral for forward exchange currency contracts. As of July 31, 2014, the total amount segregated was $25,348,624.

Contracts (100 shares per contract)	Options Written (a)	Expiration Month	Exercise Price	Value
	Call Options Written
202	Merck & Co., Inc.	October 2014	$ 60.00	$ (10,504)
18	Priceline Group, Inc.	October 2014	1,280.00	(100,800)
230	Texas Instruments, Inc.	January 2015	50.00	(23,460)
255	Vodafone Group PLC	January 2015	42.00	(3,570)
120	Yahoo!, Inc.	October 2014	40.00	(16,800)
	Total Value of Call Options Written
	(Premiums Received $236,108)			$ (155,134)

(a) Non-income producing security.

% of Long-Term
Country Breakdown	Investments
United States	68.5%
Cayman Islands	5.2%
France	2.8%
Netherlands	2.7%
Canada	2.6%
Italy	2.5%
Japan	2.4%
Spain	1.4%
Austria	1.3%
Germany	1.0%
Bermuda	0.9%
Luxembourg	0.9%
Marshall Islands	0.9%
Mexico	0.9%
British Virgin Islands	0.8%
Hong Kong	0.8%
Jersey	0.7%
Finland	0.7%
United Kingdom	0.6%
Cyprus	0.6%
United Arab Emirates	0.5%
Australia	0.4%
Belgium	0.3%
Switzerland	0.3%
Sweden	0.2%
Liberia	0.1%
Subject to change daily.

See previously submitted notes to financial statements for the period ended April 30, 2014.

Forward exchange currency contracts

	Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 7/31/14	Net Unrealized Depreciation
CHF	1,851,000
for USD	2,062,912	The Bank of New York Mellon	9/19/2014	$ 2,062,912	$ 2,036,348	$ (26,564)

CHF	500,000
for USD	552,628	The Bank of New York Mellon	9/19/2014	552,628	550,067	(2,561)

EUR	130,000
for USD	178,034	The Bank of New York Mellon	9/19/2014	178,034	173,970	(4,064)

EUR	600,000
for USD	816,825	The Bank of New York Mellon	9/19/2014	816,825	802,939	(13,886)

EUR	642,000
for USD	875,170	The Bank of New York Mellon	9/19/2014	875,170	859,144	(16,026)

EUR	20,000
for USD	27,236	The Bank of New York Mellon	9/19/2014	27,236	26,765	(471)

EUR	680,000
for USD	925,762	The Bank of New York Mellon	9/19/2014	925,762	909,997	(15,765)

EUR	150,000
for USD	204,438	The Bank of New York Mellon	9/19/2014	204,438	200,735	(3,703)

EUR	566,000
for USD	773,098	The Bank of New York Mellon	9/19/2014	773,098	757,439	(15,659)

EUR	6,960,000
for USD	9,465,934	The Bank of New York Mellon	9/19/2014	9,465,934	9,314,090	(151,844)

EUR	473,000
for USD	643,840	The Bank of New York Mellon	9/19/2014	643,840	632,983	(10,857)

EUR	775,000
for USD	1,055,457	The Bank of New York Mellon	9/19/2014	1,055,457	1,037,129	(18,328)

EUR	2,240,000
for USD	3,049,480	The Bank of New York Mellon	9/19/2014	3,049,480	2,997,638	(51,842)

EUR	509,000
for USD	693,866	The Bank of New York Mellon	9/19/2014	693,866	681,160	(12,706)

EUR	3,060,000
for USD	4,123,977	The Bank of New York Mellon	9/19/2014	4,123,977	4,094,987	(28,990)

EUR	1,600,000
for USD	2,148,843	The Bank of New York Mellon	9/19/2014	2,148,843	2,141,170	(7,673)

JPY	181,000,000
for USD	1,776,371	The Bank of New York Mellon	9/19/2014	1,776,371	1,760,672	(15,699)

JPY	115,000,000
for USD	1,135,971	The Bank of New York Mellon	9/19/2014	1,135,971	1,118,659	(17,312)
						(413,950)

	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 7/31/14	Net Unrealized Appreciation
CHF	3,431,000
for USD	3,815,126	The Bank of New York Mellon	9/19/2014	$ 3,815,126	$ 3,774,561	$ 40,565

EUR	12,668,000
for USD	17,175,274	The Bank of New York Mellon	9/19/2014	17,175,274	16,952,713	222,561

EUR	332,000
for USD	453,478	The Bank of New York Mellon	9/19/2014	453,478	444,293	9,185

EUR	6,987,000
for USD	9,502,655	The Bank of New York Mellon	9/19/2014	9,502,655	9,350,222	152,433

EUR	8,510,000
for USD	11,583,684	The Bank of New York Mellon	9/19/2014	11,583,684	11,388,348	195,336

EUR	975,000
for USD	1,318,681	The Bank of New York Mellon	9/19/2014	1,318,681	1,304,775	13,906

EUR	430,000
for USD	578,289	The Bank of New York Mellon	9/19/2014	578,289	575,439	2,850

EUR	1,100,000
for USD	1,477,861	The Bank of New York Mellon	9/19/2014	1,477,861	1,472,054	5,807

EUR	24,464,000
for USD	33,168,291	The Bank of New York Mellon	9/19/2014	33,168,291	32,738,489	429,802

EUR	480,000
for USD	655,615	The Bank of New York Mellon	9/19/2014	655,615	642,351	13,264

GBP	612,000
for USD	1,037,008	The Bank of New York Mellon	9/19/2014	1,037,008	1,032,799	4,209

GBP	507,000
for USD	866,682	The Bank of New York Mellon	9/19/2014	866,682	855,603	11,079

JPY	361,000,000
for USD	3,535,988	The Bank of New York Mellon	9/19/2014	3,535,988	3,511,617	24,371

JPY	197,000,000
for USD	1,933,399	The Bank of New York Mellon	9/19/2014	1,933,399	1,916,312	17,087

JPY	301,000,000
for USD	2,961,024	The Bank of New York Mellon	9/19/2014	2,961,024	2,927,969	33,055

JPY	296,000,000
for USD	2,899,314	The Bank of New York Mellon	9/19/2014	2,899,314	2,879,331	19,983

NOK	6,190,000
for USD	1,027,908	The Bank of New York Mellon	9/19/2014	1,027,908	981,015	46,893

SEK	4,026,000
for USD	605,224	The Bank of New York Mellon	9/19/2014	605,224	582,848	22,376

SEK	1,994,000
for USD	292,844	The Bank of New York Mellon	9/19/2014	292,844	288,673	4,171
						$ 1,268,933

			Total unrealized appreciation for forward exchange currency contracts			$ 854,983

At July 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding written options, forward exchange currency contracts and foreign currency translations are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Appreciation on Derivatives and Foreign Currency
$ 405,368,990	$ 13,485,293	$ (12,271,011)	$ 1,214,282	$ 993,174

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or other over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Forward exchange currency contracts are valued daily at current exchange rates. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund values money market funds at net asset value.

The Board of Trustees of the Fund (“Board”) has adopted Valuation Procedures (the “Procedures”) to establish the method by which the portfolio securities of the Fund will be valued in accordance with the Investment Company Act of 1940 and the rules and regulations thereunder. The Board has delegated the day-to-day responsibility for the valuation of the Fund’s portfolio securities to Advent Capital Management, LLC, in its capacity as the investment adviser or investment manager to the Fund (the “Adviser”). The Adviser is required to make valuation determinations in accordance with the Procedures acting through its valuation committee (the “Committee”). Among other things, the Committee will determine in good faith the fair value of Fund portfolio securities for which market quotations are not readily available in accordance with the Procedures. The Procedures state that the current fair value of a portfolio security is the amount which the Fund might reasonably expect to receive upon the current sale of the security when both the buyer and the seller have no compulsion to buy or sell and both parties have reasonable knowledge of the relevant facts. Information about the Committee’s fair value determinations is presented to the Board on a quarterly basis.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves);

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value).

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Transfers between levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of July 31, 2014:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
(value in $000s)
Assets:
Convertible Bonds	$-	$251,006	$41	$251,047
Corporate Bonds	-	111,938	-	111,938
Term Loans	-	2,045	-	2,045
Convertible Preferred Stocks	19,481	-	-	19,481
Common Stocks	22,057	-	-	22,057
Rights	-	15	-	15
Put Options Purchased	535	-	-	535
Money Market Fund	25,349	-	-	25,349
Forward Exchange Currency Contracts	-	1,269	-	1,269
Total	$67,422	$366,273	$41	$433,736

Liabilities:
Call Options Written	$155	$-	$-	$155
Forward Exchange Currency Contracts	-	414	-	414
Total	$155	$414	$-	$569
If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

There were no transfers between levels during the nine months ended July 31, 2014.

The following table presents the activity of the Fund's investment measured at fair value using significant unobservable inputs (Level 3 valuation) for the nine months ended July 31, 2014.

Level 3 Holdings	Corporate Bonds
(value in $000s)
Beginning Balance at 10/31/13	$ 41
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balance at 7/31/14	$ 41

The following table summarizes valuation techniques and inputs used in determining the fair value of holdings categorized as Level 3 at July 31, 2014:

Investments,	Value as of	Valuation	Unobservable
at Value	July 31, 2014	Technique	Inputs
Convertible Bond	$ 41,180	Last Available	Discount on Last
		Transaction	Transaction Price

A significant change in unobservable inputs would have the following impact to Level 3 valuations:

	Impact to Value	Impact to Value
Unobservable Input	if Input Increases	if Input Decreases
Discount on Last
Transaction Price	Increases	Decreases

Item 2.     Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund II

By:	/s/ Tracy V. Maitland Tracy V. Maitland President and Chief Executive Officer

Date:	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland Tracy V. Maitland President and Chief Executive Officer

Date:	September 29, 2014

By:	/s/ Robert White Robert White Treasurer and Chief Financial Officer

Date:	September 29, 2014